Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Maximum Amount Payable Under Various Commitments
The maximum amount payable related to our various commitments is as follows:

(Canadian $ in millions)	2022	2021
Financial Guarantees
Standby letters of credit	26,019	22,165
Credit default swaps (1)	11,099	5,158

Other Credit Instruments
Backstop liquidity facilities	17,330	12,895
Securities lending (2)	–	3,909
Documentary and commercial letters of credit	1,351	1,481
Commitments to extend credit (3)	200,814	174,327
Other commitments (4)	7,075	8,070
Total	263,688	228,005

(1)	The fair value of the related derivatives included in our Consolidated Balance Sheet was $(38) million as at October 31, 2022 ($ (4) million as at October 31, 2021).
(2)	In fiscal 2022, we divested the securities lending agency business.
(3)	Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at our discretion.
(4)	Other commitments include $783 million as at October 31, 2022 ($1,649 million as at October 31, 2021) of underwriting commitments that are extended but not yet accepted by the borrower.

Summary of Pledged Assets and Collateral

The following tables summarize our pledged assets and collateral, and the activities to which they relate:

(Canadian $ in millions)	2022	2021
Bank Assets
Cash and due from banks	87	110
Securities (1)	95,194	82,975
Loans	71,795	54,656
Other assets	13,991	6,436
	181,067	144,177
Third-party Assets (2)
Collateral received and available for sale or repledging	177,300	180,705
Less: Collateral not sold or re-pledged	(42,237)	(46,278)
	135,063	134,427
	316,130	278,604

(Canadian $ in millions)	2022	2021
Uses of pledged assets and collateral
Clearing systems, payment systems and depositories	19,082	9,464
Foreign governments and central banks	87	110
Obligations related to securities sold short	40,979	32,073
Obligations related to securities sold under repurchase agreements	90,490	87,894
Securities borrowing and lending (3)	69,525	77,456
Derivatives transactions	16,341	11,439
Securitization	27,499	26,075
Covered bonds	33,175	26,340
Other	18,952	7,753
Total pledged assets and collateral	316,130	278,604

(1)	Includes NHA mortgage-backed securities of $5,277 million, which are included in loans in our Consolidated Balance Sheet ($4,519 million as at October 31, 2021).
(2)	Includes on-balance sheet securities borrowed or purchased under resale agreements and off-balance sheet collateral received.
(3)	Includes off-balance sheet securities borrowing and lending.

Summary of Changes In Provision Balance
Changes in the provision balance during the year were as follows:

(Canadian $ in millions)	2022	2021
Balance at beginning of year	248	472
Additional provisions/increase in provisions	1,201	166
Provisions utilized	(155)	(340)
Amounts reversed	(20)	(44)
Foreign exchange and other	3	(6)
Balance at end of year (1)	1,277	248

(1)	Balance includes severance obligations, restructuring charges and legal provisions.